Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

October 16, 2014

Lindsey Coffey
T +1 212 596 9821
F +1 646 728 2573
lindsey.coffey@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1090

Re:  Schroder Capital Funds (Delaware) (File Nos. 811-1911; 2-34215)

Ladies and Gentlemen:

On behalf of Schroder Capital Funds (Delaware) (the “Trust”), we are filing today pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 102 (the “Amendment) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed to reflect (i) the addition of a new class (R6 Shares) to Schroder International Alpha Fund (the “Fund”); (ii) modified expenses of the Fund; and (iii) the update of other information as necessary.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (212) 596-9821.

Regards,

/s/ LINDSEY COFFEY

Lindsey Coffey